First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments
July 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 68.9%
	Collateralized Mortgage Obligations — 46.9%
	FARM Mortgage Trust
$3,678,130	Series 2024-1, Class A2 (a) (b)	4.72%	10/01/53	$3,315,415
	Federal Home Loan Mortgage Corporation
3,932,064	Series 2015-4471, Class JB	3.50%	09/15/43	3,377,448
6,008,851	Series 2015-4499, Class CZ	3.50%	08/15/45	5,218,824
4,621,830	Series 2017-4680, Class YZ	3.50%	05/15/47	4,117,831
4,442,000	Series 2017-4738, Class TY	3.00%	12/15/47	3,550,404
3,209,691	Series 2017-4745, Class CZ	3.50%	01/15/48	2,889,213
4,752,762	Series 2019-4924, Class XB	3.00%	10/25/49	3,507,968
3,652,506	Series 2021-5140, Class ZD	2.00%	08/25/51	2,048,484
12,762,246	Series 2021-5179, Class GZ	2.00%	01/25/52	6,875,174
13,338,822	Series 2022-5213, Class DB	3.00%	04/25/52	11,333,371
	Federal National Mortgage Association
1,047,102	Series 2005-74, Class NZ	6.00%	09/25/35	1,119,681
23,969,407	Series 2012-134, Class ZC	2.50%	12/25/42	18,445,468
1,490,336	Series 2013-19, Class ZD	3.50%	03/25/43	1,303,337
6,203,000	Series 2013-95, Class PY	3.00%	09/25/43	4,924,783
4,427,848	Series 2015-89, Class CZ	4.00%	08/25/45	4,078,085
7,208,539	Series 2016-94, Class MB	2.50%	12/25/46	5,604,206
2,233,161	Series 2018-84, Class ZM	4.00%	11/25/48	2,067,220
8,297,385	Series 2022-22, Class HZ	2.50%	05/25/52	5,706,622
2,469,638	Series 2023-44, Class PO, PO	(c)	10/25/53	1,933,412
10,496,279	Series 2023-59, Class CZ	2.50%	11/25/49	7,055,234
15,500,000	Series 2024-6, Class AL	2.00%	03/25/44	11,614,159
10,529,598	Series 2024-20, Class QZ	4.00%	10/25/45	9,377,277
10,344,881	Series 2024-20, Class ZA	4.00%	10/25/45	9,216,495
14,371,075	Series 2024-26, Class PO, PO	(c)	05/25/54	11,075,536
	Government National Mortgage Association
1,292,000	Series 2010-61, Class KE	5.00%	05/16/40	1,289,440
10,236,639	Series 2014-26, Class MZ	3.00%	02/20/44	8,910,168
6,977,008	Series 2014-94, Class Z	4.50%	01/20/44	6,748,129
1,296,509	Series 2015-164, Class MZ	3.00%	09/20/45	996,841
294,597	Series 2015-168, Class GI, IO	5.50%	02/16/33	41
6,000,000	Series 2016-83, Class BP	3.00%	06/20/46	4,982,398
4,777,122	Series 2016-111, Class PB	2.50%	08/20/46	3,497,746
10,818,072	Series 2018-53, Class BZ	3.50%	04/20/48	9,438,557
3,510,000	Series 2022-30, Class AL	3.00%	02/20/52	2,586,707
8,475,374	Series 2022-124, Class MY	3.50%	07/20/52	7,288,296
10,147,137	Series 2022-128, Class PN	4.00%	07/20/52	9,117,721
4,775,400	Series 2022-137, Class JY	4.00%	08/20/52	4,312,617
16,557,232	Series 2023-164, Class AZ	3.00%	01/20/52	11,884,515
4,984,114	Series 2024-1, Class ZE	4.00%	01/20/44	4,501,242
7,393,074	Series 2024-1, Class ZH	5.00%	05/20/46	7,509,171
9,894,381	Series 2024-43, Class EZ	3.50%	04/20/52	7,641,048
19,255,362	Series 2024-59, Class Z	1.25%	07/20/50	10,466,325
				240,926,609
	Commercial Mortgage-Backed Securities — 9.6%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
3,727,000	Series 2018-K155, Class A3	3.75%	04/25/33	3,530,699

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$640,000	Series 2018-K157, Class A3	3.99%	08/25/33	$613,188
1,936,000	Series 2019-K095, Class XAM, IO (b)	1.24%	06/25/29	103,309
2,050,000	Series 2019-K1510, Class A3	3.79%	01/25/34	1,941,992
17,275,151	Series 2019-K1511, Class X1, IO (b)	0.78%	03/25/34	878,077
485,000	Series 2019-K1512, Class A3	3.06%	04/25/34	428,633
1,800,000	Series 2019-K1514, Class A2	2.86%	10/25/34	1,550,526
9,960,382	Series 2020-K111, Class XAM, IO (b)	1.80%	05/25/30	891,794
7,550,000	Series 2020-K120, Class XAM, IO (b)	1.21%	10/25/30	482,238
1,981,712	Series 2020-K1515, Class X1, IO (b)	1.51%	02/25/35	216,182
2,142,000	Series 2020-K1517, Class A2	1.72%	07/25/35	1,634,638
45,489,748	Series 2021-K129, Class X1, IO (b)	1.03%	05/25/31	2,378,172
25,500,000	Series 2021-K131, Class XAM, IO (b)	0.94%	07/25/31	1,420,847
2,570,000	Series 2021-K1519, Class A2	2.01%	12/25/35	1,988,059
186,944,000	Series 2022-K140, Class XAM, IO (b)	0.29%	01/25/32	3,728,572
1,450,000	Series 2022-K145, Class A2	2.58%	05/25/32	1,276,215
6,000,000	Series 2022-K146, Class A2	2.92%	06/25/32	5,416,559
117,850,515	Series 2023-K153, Class X1, IO (b)	0.44%	12/25/32	3,932,731
5,000,000	Series 2023-KG08, Class A2	4.13%	05/25/33	4,883,518
	Federal National Mortgage Association Alternative Credit Enhancement Securities
12,640,777	Series 2024-M3, Class Z (b)	4.51%	04/25/53	11,108,735
	Government National Mortgage Association
911,936	Series 2020-159, Class Z (d)	2.50%	10/16/62	363,919
502,230	Series 2020-197, Class Z (b)	2.25%	10/16/62	173,294
216,887	Series 2021-4, Class Z (b)	2.00%	09/16/62	66,168
932,987	Series 2021-28, Class Z (b)	2.00%	10/16/62	314,658
				49,322,723
	Pass-Through Securities — 12.4%
	Federal Home Loan Mortgage Corporation
13,340,065	Pool SD7509	3.00%	11/01/49	11,898,749
18,271,115	Pool SD7550	3.00%	02/01/52	16,273,203
	Federal National Mortgage Association
15,921,485	Pool FM9712	3.50%	11/01/50	14,705,294
7,865,637	Pool FS2459	3.00%	02/01/52	6,996,819
5,000,000	Pool TBA	3.50%	08/15/54	4,536,990
10,000,000	Pool TBA	4.00%	08/15/54	9,372,417
				63,783,472
	Total U.S. Government Agency Mortgage-Backed Securities			354,032,804
	(Cost $350,591,374)
U.S. GOVERNMENT BONDS AND NOTES — 21.1%
17,500,000	U.S. Treasury Bond	4.38%	08/15/43	17,420,020
13,200,000	U.S. Treasury Bond	4.75%	11/15/43	13,789,875
15,700,000	U.S. Treasury Bond	4.50%	02/15/44	15,861,906
5,700,000	U.S. Treasury Bond	4.63%	05/15/44	5,854,523
11,900,000	U.S. Treasury Bond	4.75%	11/15/53	12,705,109
16,000,000	U.S. Treasury Bond	4.25%	02/15/54	15,738,750
17,250,000	U.S. Treasury Bond	4.63%	05/15/54	18,066,680

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$2,750,000	U.S. Treasury Note	4.63%	04/30/29	$2,831,265
2,000,000	U.S. Treasury Note	4.63%	04/30/31	2,077,930
4,000,000	U.S. Treasury Note	4.00%	02/15/34	3,984,062
	Total U.S. Government Bonds and Notes			108,330,120
	(Cost $102,776,470)
U.S. GOVERNMENT AGENCY SECURITIES — 4.3%
5,722,000	Tennessee Valley Authority	5.25%	09/15/39	6,066,728
6,049,000	Tennessee Valley Authority	4.25%	09/15/52	5,458,461
10,000,000	Tennessee Valley Authority	5.38%	04/01/56	10,842,917
	Total U.S. Government Agency Securities			22,368,106
	(Cost $22,136,693)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.1%
	Capital Markets — 0.1%
19,681	First Trust Intermediate Government Opportunities ETF (e)	400,975
	(Cost $378,560)
MONEY MARKET FUNDS — 6.7%
34,397,764	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (f)	34,397,764
	(Cost $34,397,764)
	Total Investments — 101.1%	519,529,769
	(Cost $510,280,861)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (2.0)%
	Pass-Through Securities — (2.0)%
	Federal National Mortgage Association
$(5,000,000)	Pool TBA	6.00%	08/15/54	(5,071,684)
(5,000,000)	Pool TBA	6.00%	09/15/54	(5,070,707)
	Total Investments Sold Short — (2.0)%			(10,142,391)
	(Proceeds $10,106,445)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(20)	U.S. Treasury Long Bond Futures Call	$(2,418,125)	$126.00	11/22/24	(27,500)
(25)	U.S. Treasury Long Bond Futures Call	(3,022,656)	127.00	11/22/24	(28,516)
(50)	U.S. Treasury Long Bond Futures Call	(6,045,313)	128.00	11/22/24	(46,875)
(50)	U.S. Treasury Long Bond Futures Call	(6,045,313)	130.00	11/22/24	(32,031)
(25)	U.S. Treasury Long Bond Futures Call	(3,022,656)	131.00	11/22/24	(13,281)
	Total Call Options Written				(148,203)
	(Premiums received $161,274)
	Put Options Written — (0.0)%
(98)	U.S. 2-Year Treasury Futures Put	(20,214,031)	102.00	11/22/24	(18,375)
(100)	U.S. 2-Year Treasury Futures Put	(20,626,563)	102.25	11/22/24	(28,125)
(50)	U.S. 5-Year Treasury Futures Put	(5,417,969)	106.50	11/22/24	(17,188)

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(50)	U.S. 10-Year Treasury Futures Put	$(5,613,281)	$107.00	11/22/24	$(10,156)
(50)	U.S. 10-Year Treasury Futures Put	(5,613,281)	108.00	11/22/24	(15,625)
(50)	U.S. 10-Year Treasury Futures Put	(5,613,281)	109.00	11/22/24	(23,438)
(50)	U.S. Treasury Long Bond Futures Put	(6,045,313)	113.00	11/22/24	(39,062)
	Total Put Options Written				(151,969)
	(Premiums received $348,295)
	Total Written Options				(300,172)
	(Premiums received $509,569)
	Net Other Assets and Liabilities — 0.9%				4,871,567
	Net Assets — 100.0%				$513,958,773
Futures Contracts at July 31, 2024:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	534	Sep-2024	$109,666,078	$615,665
U.S. 5-Year Treasury Notes	862	Sep-2024	93,001,719	1,521,603
U.S. 10-Year Treasury Notes	1,034	Sep-2024	115,614,125	2,645,447
Ultra U.S. Treasury Bond Futures	150	Sep-2024	19,195,313	321,902
			$337,477,235	$5,104,617

Futures Contracts Short
U.S. Treasury Long Bond Futures	462	Sep-2024	$(55,800,937)	$(1,332,899)
Ultra 10-Year U.S. Treasury Notes	717	Sep-2024	(82,869,516)	(2,091,091)
			$(138,670,453)	$(3,423,990)
		Total	$198,806,782	$1,680,627

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2024, securities noted as such amounted to $3,315,415 or 0.6% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Zero coupon security.
(d)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(e)	Investment in an affiliated fund.
(f)	Rate shown reflects yield as of July 31, 2024.

Abbreviations throughout the Portfolio of Investments:
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
TBA	– To-Be-Announced Security

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows:

ASSETS TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$354,032,804	$—	$354,032,804	$—
U.S. Government Bonds and Notes	108,330,120	—	108,330,120	—
U.S. Government Agency Securities	22,368,106	—	22,368,106	—
Exchange-Traded Funds	400,975	400,975	—	—
Money Market Funds	34,397,764	34,397,764	—	—
Total Investments	519,529,769	34,798,739	484,731,030	—
Futures Contracts	5,104,617	5,104,617	—	—
Total	$524,634,386	$39,903,356	$484,731,030	$—

LIABILITIES TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(10,142,391)	$—	$(10,142,391)	$—
Written Options	(300,172)	(300,172)	—	—
Futures Contracts	(3,423,990)	(3,423,990)	—	—
Total	$(13,866,553)	$(3,724,162)	$(10,142,391)	$—

Affiliated Transactions
Amounts relating to investments in affiliated funds at July 31, 2024, and for the fiscal year-to-date period (November 1, 2023 to July 31, 2024) are as follows:

Security Name	Shares at 7/31/2024	Value at 10/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 7/31/2024	Dividend Income
First Trust Intermediate Government Opportunities ETF	19,681	$113,640	$265,273	$—	$22,062	$—	$400,975	$14,040